Allowance for loan losses and credit quality Impaired Loans by Class (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
With an allowance recorded, Recorded Investment	$ 2,879	[1]	$ 2,148
With an allowance recorded, Principal Balance	2,921	[1]	2,173
Related Allowance	120		76
With no allowance recorded, Recorded Investment	1,523	[1]	495	[2]
With no allowance recorded, Principal Balance	1,751	[1]	626	[2]
Total, Recorded Investment	4,402	[1]	2,643	[2]
Total, Principal Balance	4,672	[1]	2,799	[2]
Total, Average Recorded Investment	3,140		2,722
Total, Interest Income Recognized	127		86
Government Guarantees on Impaired Loans	(770)		(88)
Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
With an allowance recorded, Recorded Investment	354		241
With an allowance recorded, Principal Balance	360		243
Related Allowance	49		55
With no allowance recorded, Recorded Investment	349		177
With no allowance recorded, Principal Balance	491		252
Total, Recorded Investment	703		418
Total, Principal Balance	851		495
Total, Average Recorded Investment	529		375
Total, Interest Income Recognized	9		5
Construction Real Estate [Member]
Financing Receivable, Impaired [Line Items]
With an allowance recorded, Recorded Investment	145
With an allowance recorded, Principal Balance	150
Related Allowance	18
Total, Recorded Investment	145
Total, Principal Balance	150
Total, Average Recorded Investment	46
Total, Interest Income Recognized	1
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
With an allowance recorded, Recorded Investment	2,380	[1]	1,907
With an allowance recorded, Principal Balance	2,411	[1]	1,930
Related Allowance	53		21
With no allowance recorded, Recorded Investment	1,047	[1]	318	[2]
With no allowance recorded, Principal Balance	1,133	[1]	374	[2]
Total, Recorded Investment	3,427	[1]	2,225	[2]
Total, Principal Balance	3,544	[1]	2,304	[2]
Total, Average Recorded Investment	2,514		2,347
Total, Interest Income Recognized	115		81
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0
With no allowance recorded, Recorded Investment	127
With no allowance recorded, Principal Balance	127
Total, Recorded Investment	127
Total, Principal Balance	127
Total, Average Recorded Investment	51
Total, Interest Income Recognized	$ 2

[1]	Does not reflect government guaranties on impaired loans as of December 31, 2012 totaling $770 thousand.
[2]	Does not reflect government guaranties on impaired loans as of December 31, 2011 totaling $88 thousand.